ASIA PACIFIC EX JAPAN FUND
Asia Pacific ex Japan Fund
Investment Objective
The Asia Pacific ex Japan Fund’s (the “Fund”) investment objective is to achieve long-term capital growth.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for reduced sales charges if you and your family invest, or agree to invest, a certain amount in Nomura Partners Funds, Inc. (the “Corporation”). More information is available in the “Description of Share Classes” section of the Fund’s Prospectus and in the “Purchase and Redemption of Shares” section of the statement of additional information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees ASIA PACIFIC EX JAPAN FUND (USD $)	Class A		Class C	Class I
Maximum Sales Charge (Load) imposed on purchases (as a % of the offering price)	5.75%		none	none
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a % of the offering price)	none	[1]	1.00%	none
Redemption Fee for redemptions within 30 days of purchase (as a % of amount redeemed)	2.00%		2.00%	2.00%
Small Account Fee	20.00		20.00	20.00
[1]	No contingent deferred sales charge ("CDSC"), except on purchases over $1,000,000, for which no front-end sales charge was paid, which are subject to a 1% CDSC for redemptions within twelve months of investing.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses ASIA PACIFIC EX JAPAN FUND		Class A	Class C	Class I
Management Fees		1.10%	1.10%	1.10%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		3.36%	3.33%	3.08%
Total Annual Fund Operating Expenses		4.71%	5.43%	4.18%
Fee Waiver and Expense Reimbursement	[1]	(2.96%)	(2.93%)	(2.68%)
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	[1]	1.75%	2.50%	1.50%
[1]	The Fund's advisor, Nomura Asset Management U.S.A. Inc. ("NAM USA"), has contractually agreed to waive its management fee and, if necessary, to reimburse the Fund so that total operating expenses of the Fund are limited to 1.50% (excluding distribution and service (12b-1) fees, interest expense and certain other expenses) until January 28, 2014 Amounts waived or reimbursed in a particular fiscal year may be recaptured by NAM USA within three years of the waiver or reimbursement to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at the time those expenses were waived. The arrangement may not be terminated prior to January 28, 2014 except by action of the Board of Directors of the Corporation.

Expense Examples
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. They assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods, in the first Example, or hold your shares, in the second Example. They also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the Fund’s expenses are reduced during the first year by a fee waiver and expense limitation agreement. Although your costs may be higher or lower, based on these assumptions your costs would be:
If you redeemed your Shares
Expense Example ASIA PACIFIC EX JAPAN FUND (USD $)	Class A	Class C	Class I
1-Year	743	253	153
3-Year	1,662	1,361	1,025
5-Year	2,587	2,460	1,912
10-Year	4,922	5,167	4,194

If you did not redeem your Shares
Expense Example, No Redemption ASIA PACIFIC EX JAPAN FUND (USD $)	Class A	Class C	Class I
1-Year	743	253	153
3-Year	1,662	1,361	1,025
5-Year	2,587	2,460	1,912
10-Year	4,922	5,167	4,194

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when you hold Fund shares in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 54% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities of companies in the Asia Pacific region, excluding Japan. Investments may be made either directly or through its investments in other funds. Equity securities include common stocks and related securities, such as preferred stock, convertible securities, depositary receipts and real estate investment trusts (“REITs”). Nomura Asset Management Singapore Limited (“NAM Singapore”), on behalf of the Fund, may engage in active and frequent trading in seeking to achieve the Fund’s investment objective. The Fund does not limit its investments to companies of any particular industry or size and may invest a significant portion of its assets in smaller and less seasoned issuers. The Fund may invest in the Greater China Fund and the India Fund, which are also series of the Corporation, to the extent permitted by applicable law.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective. As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund. Certain risks related to an investment in the Fund are summarized below.

You should consider an investment in the Fund as a long-term investment. The Fund’s returns will fluctuate over long and short periods.

Equity Securities Risk – The Fund will invest in common stocks, which are a type of equity security that represent an ownership interest in a corporation. Common stocks are subject to greater fluctuations in market value than certain other asset classes as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions. The rights of common stockholders are subordinate to all other claims on a company’s assets, including debt holders and preferred stockholders. Therefore, the Fund could lose money if a company in which it invests becomes financially distressed.

Geographic Concentration and Country Risk – A small number of companies and industries may represent a large portion of the market in a particular country or region, and these companies and industries can be sensitive to adverse social, political, economic or regulatory developments in that country or region.

Because the Fund concentrates its investments in the Asia Pacific region, exclusive of Japan, the Fund’s performance is expected to be closely tied to economic and political conditions in the Asia Pacific region and geopolitical conditions in the Asia Pacific region. In addition, natural disasters might have substantial economic impacts on affected regions, at least temporarily.

Foreign Exposure Risk – Foreign investments may be subject to different and, in some cases, less stringent regulatory and disclosure standards than U.S. investments. Also, political concerns, fluctuations in foreign currencies and differences in taxation, trading, settlement, custodial and other operational practices may result in foreign investments being more volatile and less liquid than U.S. investments. Foreign regulatory and fiscal policies may affect the ability to trade securities across markets. In addition, brokerage and transaction costs are generally higher for foreign securities than for U.S. investments.

Emerging Markets Risk – The risks of foreign investments are typically greater in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be changing rapidly, which can cause instability and greater risk of loss. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

Smaller and Less Seasoned Companies Risk – Smaller companies and, to a greater extent, less seasoned companies, may have more limited product lines, markets and financial resources; their securities may trade less frequently and in more limited volume; and the prices of their securities may tend to be more volatile than those of larger, more established companies.

REIT Risk – Investing in REITs involves many of the same risks associated with direct ownership of real estate, such as declines in market value, shortages of mortgage funds, changes in applicable laws, overbuilding and defaults by tenants and borrowers. REITs are subject to leverage risk when they borrow to finance acquisitions. The properties owned or leased by REITs may be subject to risks that are specific to certain industries or geographic regions. In addition, many real estate companies, including REITs, utilize leverage (and some may be highly leveraged), which increases stock market risk.

Fund of Funds Risk – An investment in the Fund is subject to all the risks of an investment directly in the underlying funds the Fund holds. An investor in the Fund will pay both the Fund’s expenses and, indirectly, the management fees and other expense of the underlying funds, although the management fee paid to NAM USA will be calculated by excluding investments in other Funds within the Corporation to avoid a layering of management fees; provided, however, that the management fee paid to NAM USA will be calculated by including investments in money market funds that comply with Rule 2a-7 under the Investment Company Act of 1940, as amended.

Market, Exchange and Frequent Trading Risk – Foreign markets may differ widely in trading and execution capabilities, liquidity and expenses, including brokerage and transaction costs. In addition, active and frequent trading of securities involves higher expenses which could affect the Fund’s performance over time. High rates of portfolio turnover could also affect the tax efficiency of the Fund by accelerating the realization of taxable income to shareholders. The Fund’s portfolio turnover rate may be 100% or more.

For a detailed description of these and other risks of investing in this Fund, please see the “Principal Investment Risks” section in the Prospectus and the “Investment Objectives, Policies and Strategies” section in the SAI.
Bar Chart and Performance Information
The bar chart and table below show the returns for the Fund’s Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be lower. Returns vary from year to year, which may provide an indication of the risks of investing in the Fund. The table shows the risks of investing in the Class A shares of the Fund by showing how Fund performance compares with a broad-based market index. The performance of both the Fund and the index vary over time. The table shows returns on a before-tax and after-tax basis for Class A shares. The Fund’s past performance (before and after taxes) is not an indication of how the Fund will perform in the future. Updated performance information is available online at www.nomurapartnersfunds.com.
Class A Annual Total Returns (%) as of December 31 each year

Best Quarter 6/30/09, was 29.55%; and Worst Quarter 9/30/11, was -21.11%
Performance Table Average Annual Total Returns (%) as of December 31, 2012
Average Annual Total Returns ASIA PACIFIC EX JAPAN FUND		Inception date	1 Year	Lifetime
Class A		Dec. 29, 2008	9.88%	16.99%
Class A Return after Taxes on Distributions		Dec. 29, 2008	10.10%	15.19%
Class A Return after Taxes on Distributions and Sale of Fund Shares		Dec. 29, 2008	6.89%	14.08%
Class C		Dec. 29, 2008	15.64%	17.85%
Class I		Dec. 29, 2008	16.76%	19.00%
MSCI All Country (AC) Asia Pacific ex Japan Index (reflects no deductions for fees, expenses or taxes)	[1]		22.31%	21.62%
[1]	For a description of the index, please see "Description of Fund Benchmarks" section in the Prospectus.

After-tax returns for Class C and I shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.